Note 1 - Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Note 1 - Organization and Principal Activities (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
	Place of	Date of	legal
	incorporation or	incorporation or	ownership	Principal
Company name	establishment	acquisition	interest	activity

Subsidiaries:
China Finance Online (Beijing) Co., Ltd. (“CFO Beijing”)	Beijing, PRC	Jul. 9, 1998	100%	N/A
Fortune Software (Beijing) Co., Ltd. (“CFO Software”)	Beijing, PRC	Dec. 7, 2004	100%	N/A
Fortune (Beijing) Success Technology Co., Ltd. (“CFO Success”)	Beijing, PRC	Oct. 16, 2007	100%	N/A
JujinSoftware (Shenzhen) Co., Ltd. (“CFO Jujin”)	Shenzhen, PRC	Mar. 9, 2007	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. (“CFO Genius”)	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Stockstar Information Technology (Shanghai) Co., Ltd. (“CFO Stockstar”)	Shanghai, PRC	Oct. 1, 2006	100%	N/A
Zhengning Information & Technology (Shanghai) Co., Ltd.	Shanghai, PRC	Jan. 31, 2007	100%	N/A
(“CFO Zhengning”)
Zhengyong Information & Technology (Shanghai) Co., Ltd.
(“CFO Zhengyong”)	Shanghai, PRC	Aug. 17, 2008	100%	N/A
Zhengtong Information & Technology (Shanghai) Co., Ltd.
(“CFO Zhentong”)	Shanghai, PRC	Jun. 26, 2008	100%	N/A
iSTAR Financial Holdings Limited(“iSTAR Financial Holdings”)	BVI	Jul. 16, 2007	85%	Investment holdings
iSTAR International Securities Co. Limited(“iSTAR Securities”)	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
iSTAR International Futures Co. Limited(“iSTAR Futures”)	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
iSTAR International Wealth Management Co. Limited	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising
(“iSTAR Wealth Management”)
iSTAR International Credit Co. Limited (“iSTARCredit”)	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. (“CFO Fuhua”)	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. (“CFO Chongzhi”)	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Beijing Chuangying Securities Advisory and Investment Co., Ltd.
(“CFO Chuanying”)	Beijing, PRC	Jan. 9, 2009	Nil	N/A
Fortune (Beijing) Qicheng Technology Co., Ltd. (“CFO Qicheng”)	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Newrand Securities Advisory and Investment Co., Ltd.	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising
(“CFO Newrand”)
Shanghai Stockstar Wealth Management Co., Ltd.
(“Stockstar Wealth Management”)	Shanghai, PRC	Apr. 12, 2011	Nil	N/A
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. (“CFO Huiying”)	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. (“CFO Meining”)	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, advertising, subscription,
				and SMS
Shenzhen Newrand Securities Training Center (“CFO Newrand Training”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Shanghai Stockstar Securities Advisory and Investment Co., Ltd.	Shanghai, PRC	Nov. 5, 2009	Nil	Securities investment advising
(“CFO Securities Consulting”)
Shenzhen Tahoe Investment and Development Co., Ltd (“CFO Tahoe”)	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Sinoinfo (Dalian) Investment Consulting Co., Ltd. (“CFO Sinoinfo”)	Dalian, PRC	Jul. 1, 2013	Nil	Securities investment advising
Shenzhen Shangtong Software Co., Ltd. (“CFO Shenzhen Shangtong”)	Shenzhen, PRC	Sep. 23, 2009	Nil	N/A
Zhengjin (Fujian) Precious Metals Investment Co., Ltd.	Fujian, PRC	Jan. 6, 2013	Nil	Precious metals brokerage
(“CFO Zhengjin Fujian”)
Zhengjin (Shanghai) Precious Metals Investment Co., Ltd.	Shanghai, PRC	Dec. 12, 2013	Nil	Precious metals brokerage
(“CFO Zhengjin Shanghai”)
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd.	Tianjin, PRC	Jul. 23, 2013	Nil	Precious metals brokerage
(“CFO Zhengjin Tianjin”)
Henghui (Tianjin) Precious Metals Investment Co., Ltd.	Tianjin, PRC	Sep. 30, 2013	Nil	Precious metals brokerage”
(“CFO Henghui”)

Condensed Balance Sheet [Table Text Block]
	Years ended December 31,
	2012	2013
Assets
Current assets
Cash and cash equivalents	6,885,845	18,760,701
Consideration receivable	-	13,449,458
Account receivable -others, net	1,175,980	19,406,559
Loan receivable	-	10,333,120
Others	5,258,507	4,477,360
	$13,320,332	$66,427,198
Non-current assets
Property and equipment, net	2,076,428	1,843,201
Acquired intangible assets, net	4,675,237	7,544,762
Cost method investment	-	829,201
Rental deposits	297,919	676,280
Guarantee fund deposits	-	6,601,095
Investment in subsidiaries	19,188,802	29,143,486
Deferred tax assets, non-current	33,812	26,171
Total	39,592,530	$113,091,394

Third-party liabilities
Current liabilities
Accounts payable	140,641	16,667,516
Accrued expenses and other current liabilities	6,682,192	12,704,555
	$6,822,833	$29,372,071

Non-current liabilities	$2,231,127	$2,519,019

Total	$9,053,960	$31,891,091
Inter-company liabilities	$8,087,893	$39,822,918

Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Note 1 - Organization and Principal Activities (Tables) [Line Items]
Condensed Income Statement [Table Text Block]
	Year ended December 31,
	2011	2012	2013

Net revenues	$27,837,567	$17,271,563	$58,549,393
Net loss	$(7,573,823)	$(6,948,118)	$(5,469,402)

Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31,
	2011	2012	2013

Net cash used in operating activities	$(11,948,507)	$(13,860,354)	$(14,469,067)
Net cash (used in) provided by investing activities	(7,726,567)	3,449,449	(9,440,165)
Net cash (used in) provided by financing activities	(37,146,641)	6,461,007	35,830,988
Effect of exchange rate changes	$895,082	$52,740	$(46,900)